UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $67,879 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      254     5400 SH       SOLE                        0        0     5400
AT&T INC                       COM              00206R102     2100    84550 SH       SOLE                     6450        0    78100
BAYTEX ENERGY TR               TRUST UNIT       073176109     2555   151825 SH       SOLE                     6750        0   145075
BRISTOL MYERS SQUIBB CO        COM              110122108     2513   123713 SH       SOLE                     6800        0   116913
CHEVRON CORP NEW               COM              166764100     2308    34831 SH       SOLE                     2600        0    32231
CINCINNATI FINL CORP           COM              172062101     1839    82271 SH       SOLE                     9775        0    72496
CONOCOPHILLIPS                 COM              20825C104     2209    52515 SH       SOLE                     3450        0    49065
CRANE CO                       COM              224399105      950    42600 SH       SOLE                     4025        0    38575
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2556    30776 SH       SOLE                     2000        0    28776
DORCHESTER MINERALS LP         COM UNIT         25820R105     1047    45900 SH       SOLE                        0        0    45900
EATON CORP                     COM              278058102     1455    32625 SH       SOLE                     3725        0    28900
ENCANA CORP                    COM              292505104     1939    39187 SH       SOLE                     2850        0    36337
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     2091    51650 SH       SOLE                     5200        0    46450
EXXON MOBIL CORP               COM              30231G102     1371    19615 SH       SOLE                        0        0    19615
GENUINE PARTS CO               COM              372460105     1433    42700 SH       SOLE                     5475        0    37225
HEINZ H J CO                   COM              423074103     2258    63250 SH       SOLE                     4250        0    59000
HUBBELL INC                    CL B             443510201     1767    55125 SH       SOLE                     3900        0    51225
HUDSON CITY BANCORP            COM              443683107     2250   169325 SH       SOLE                    18125        0   151200
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     2256   156050 SH       SOLE                    12175        0   143875
JOHNSON & JOHNSON              COM              478160104      648    11413 SH       SOLE                        0        0    11413
LILLY ELI & CO                 COM              532457108     1728    49881 SH       SOLE                     4300        0    45581
LTC PPTYS INC                  COM              502175102     1420    69425 SH       SOLE                     4750        0    64675
MDU RES GROUP INC              COM              552690109     2177   114775 SH       SOLE                     8150        0   106625
MERCK & CO INC                 COM              589331107     2092    74830 SH       SOLE                     4800        0    70030
NATIONAL RETAIL PROPERTIES I   COM              637417106     2498   143957 SH       SOLE                    10600        0   133357
NUSTAR ENERGY LP               UNIT COM         67058H102     2599    48111 SH       SOLE                     4200        0    43911
PAYCHEX INC                    COM              704326107     2390    94825 SH       SOLE                     8225        0    86600
PPG INDS INC                   COM              693506107     1913    43575 SH       SOLE                     2775        0    40800
PRICE T ROWE GROUP INC         COM              74144t108      292     7000 SH       SOLE                        0        0     7000
QUALCOMM INC                   COM              747525103      765    16930 SH       SOLE                     2075        0    14855
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     1370    95350 SH       SOLE                     6525        0    88825
SONOCO PRODS CO                COM              835495102     2408   100550 SH       SOLE                     9375        0    91175
SPDR GOLD TRUST                GOLD SHS         78463V107     1463    16050 SH       SOLE                      850        0    15200
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     2586    47700 SH       SOLE                     3900        0    43800
SYSCO CORP                     COM              871829107     2137    95050 SH       SOLE                     7775        0    87275
TERRA NITROGEN CO L P          COM UNIT         881005201     1053    10450 SH       SOLE                     1150        0     9300
V F CORP                       COM              918204108      881    15925 SH       SOLE                     1800        0    14125
VERIZON COMMUNICATIONS INC     COM              92343V104     2308    75102 SH       SOLE                     6150        0    68952